EARNINGS PER SHARE (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Earnings Per Share [line items]
Antidilutive securities excluded from computation of EPS	7,551	7,551